Subsidiary guarantee information (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(12,674)	38,630	8,228
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	184	(732)	(98)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	46,952	(15,221)	(27,518)
Purchase of investment securities	(480)	(1,542)	(2,752)
Proceeds from sale of investment securities	936	2,118	988
Maturities of investment securities	1,626	2,462	3,748
Investments in subsidiaries and other investments	(2,039)	(1,782)	(1,674)
Proceeds from sale of other investments	3,104	6,784	2,467
(Increase)/decrease in loans	(10,885)	(17,242)	3,970
Proceeds from sale of loans	1,090	689	817
Capital expenditures for premises and equipment and other intangible assets	(1,242)	(1,739)	(1,689)
Proceeds from sale of premises and equipment and other intangible assets	26	11	17
Other, net	3,683	222	275
Net cash provided by/(used in) investing activities of continuing operations	42,955	(25,972)	(21,449)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(13,055)	27,935	26,391
Increase/(decrease) in short-term borrowings	(7,840)	4,098	10,934
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(39,958)	7,182	(7,097)
Issuances of long-term debt	38,405	34,234	57,910
Repayments of long-term debt	(55,936)	(37,127)	(51,390)
Issuances of common shares	1,930	1,127	9
Sale of treasury shares	8,355	11,853	24,749
Repurchase of treasury shares	(8,859)	(11,790)	(26,846)
Dividends paid/capital repayments	(1,296)	(1,948)	(2,800)
Excess tax benefits on share based awards	0	0	615
Other, net	394	(2,508)	553
Net cash provided by/(used in) financing activities of continuing operations	(77,860)	33,056	33,028
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(1,231)	(633)	(6,155)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	25	(42)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(48,810)	45,106	13,610
Cash and due from banks at beginning of period	110,573	65,467	51,857
Cash and due from banks at end of period	61,763	110,573	65,467
Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(5,118)	11,109	26,915
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(2)	(1)	4,967
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	25,125	(19,677)	(9,985)
Purchase of investment securities	0	0	0
Proceeds from sale of investment securities	0	0	0
Maturities of investment securities	0	0	0
Investments in subsidiaries and other investments	78	10	(263)
Proceeds from sale of other investments	1,903	4,269	847
(Increase)/decrease in loans	1,075	6,326	98
Proceeds from sale of loans	0	0	0
Capital expenditures for premises and equipment and other intangible assets	(364)	(477)	(510)
Proceeds from sale of premises and equipment and other intangible assets	16	0	0
Other, net	235	3	68
Net cash provided by/(used in) investing activities of continuing operations	28,066	(9,547)	(4,778)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	78	(27)	(12)
Increase/(decrease) in short-term borrowings	4,114	(21,783)	5,953
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(20,402)	29,310	(16,158)
Issuances of long-term debt	879	3,395	497
Repayments of long-term debt	(5,094)	(9,974)	(6,343)
Issuances of common shares	0	44	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	0	0	0
Excess tax benefits on share based awards	0		478
Other, net	(1,715)	(3,897)	(2,850)
Net cash provided by/(used in) financing activities of continuing operations	(22,140)	(2,932)	(18,435)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(118)	(65)	(558)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations		0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	690	(1,435)	3,144
Cash and due from banks at beginning of period	3,698	5,133	1,989
Cash and due from banks at end of period	4,388	3,698	5,133
Bank parent company and other subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(6,871)	25,994	(19,998)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	317	(1,019)	(6,727)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,808	4,996	(17,556)
Purchase of investment securities	(276)	(1,232)	(2,580)
Proceeds from sale of investment securities	936	2,118	988
Maturities of investment securities	1,442	2,294	3,555
Investments in subsidiaries and other investments	(2,025)	(1,420)	(1,103)
Proceeds from sale of other investments	1,015	2,055	1,308
(Increase)/decrease in loans	(11,189)	(21,144)	6,026
Proceeds from sale of loans	1,090	689	817
Capital expenditures for premises and equipment and other intangible assets	(863)	(1,250)	(1,170)
Proceeds from sale of premises and equipment and other intangible assets	10	11	17
Other, net	3,441	186	146
Net cash provided by/(used in) investing activities of continuing operations	15,706	(13,716)	(16,279)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(15,020)	27,651	27,475
Increase/(decrease) in short-term borrowings	(15,757)	25,881	4,981
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(19,556)	(22,128)	9,061
Issuances of long-term debt	36,338	30,255	55,734
Repayments of long-term debt	(49,371)	(26,617)	(43,008)
Issuances of common shares	0	(46)	1,567
Sale of treasury shares	0	615	2,082
Repurchase of treasury shares	0	(612)	(1,623)
Dividends paid/capital repayments	(321)	(481)	(3,589)
Excess tax benefits on share based awards	42		130
Other, net	5,318	1,118	(494)
Net cash provided by/(used in) financing activities of continuing operations	(58,327)	35,636	52,316
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(1,046)	(627)	(5,905)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations		25	(42)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(50,538)	47,312	10,092
Cash and due from banks at beginning of period	107,526	60,214	50,122
Cash and due from banks at end of period	56,988	107,526	60,214
Bank
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(11,989)	37,103	6,917
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	315	(1,020)	(1,760)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	46,933	(14,681)	(27,541)
Purchase of investment securities	(276)	(1,232)	(2,580)
Proceeds from sale of investment securities	936	2,118	988
Maturities of investment securities	1,442	2,294	3,555
Investments in subsidiaries and other investments	(1,947)	(1,410)	(1,366)
Proceeds from sale of other investments	2,918	6,324	2,155
(Increase)/decrease in loans	(10,114)	(14,818)	6,124
Proceeds from sale of loans	1,090	689	817
Capital expenditures for premises and equipment and other intangible assets	(1,227)	(1,727)	(1,680)
Proceeds from sale of premises and equipment and other intangible assets	26	11	17
Other, net	3,676	189	214
Net cash provided by/(used in) investing activities of continuing operations	43,772	(23,263)	(21,057)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(14,942)	27,624	27,463
Increase/(decrease) in short-term borrowings	(11,643)	4,098	10,934
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(39,958)	7,182	(7,097)
Issuances of long-term debt	37,217	33,650	56,231
Repayments of long-term debt	(54,465)	(36,591)	(49,351)
Issuances of common shares	0	(2)	1,567
Sale of treasury shares	0	615	2,082
Repurchase of treasury shares	0	(612)	(1,623)
Dividends paid/capital repayments	(321)	(481)	(3,589)
Excess tax benefits on share based awards	42	0	608
Other, net	3,603	(2,779)	(3,344)
Net cash provided by/(used in) financing activities of continuing operations	(80,467)	32,704	33,881
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(1,164)	(692)	(6,463)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	25	(42)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(49,848)	45,877	13,236
Cash and due from banks at beginning of period	111,224	65,347	52,111
Cash and due from banks at end of period	61,376	111,224	65,347
Group parent company
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	357	431	3,577
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	0	0	0
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0
Purchase of investment securities	0	0	0
Proceeds from sale of investment securities	0	0	0
Maturities of investment securities	0	0	29
Investments in subsidiaries and other investments	(3,584)	(101)	(68)
Proceeds from sale of other investments	110	9	5
(Increase)/decrease in loans	1,154	547	715
Proceeds from sale of loans	0	0	0
Capital expenditures for premises and equipment and other intangible assets	0	0	0
Proceeds from sale of premises and equipment and other intangible assets	0	0	0
Other, net	28	0	0
Net cash provided by/(used in) investing activities of continuing operations	(2,292)	455	681
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(1,015)	(1,514)	(1,767)
Increase/(decrease) in short-term borrowings	0	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0
Issuances of long-term debt	10	10	0
Repayments of long-term debt	(1,149)	(489)	(465)
Issuances of common shares	1,930	1,129	32
Sale of treasury shares	367	550	39
Repurchase of treasury shares	(495)	(201)	(2,103)
Dividends paid/capital repayments	(944)	(1,560)	(2,378)
Excess tax benefits on share based awards	0		0
Other, net	3,180	617	2,395
Net cash provided by/(used in) financing activities of continuing operations	1,884	(1,458)	(4,247)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	57	567	(4)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations		0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	6	(5)	7
Cash and due from banks at beginning of period	13	18	11
Cash and due from banks at end of period	19	13	18
Group Parent company - subsidiary that holds a banking license
Net increase/(decrease) in cash and due from banks (CHF million)
Dividend income from investments	166	162	3,063
Group Parent company - subsidiary that doesn't hold a banking license
Net increase/(decrease) in cash and due from banks (CHF million)
Dividend income from investments	46	188	269
Other Group subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(1,042)	1,096	(2,266)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(131)	288	1,662
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	19	(540)	23
Purchase of investment securities	(204)	(310)	(172)
Proceeds from sale of investment securities	0	0	0
Maturities of investment securities	184	168	164
Investments in subsidiaries and other investments	3,492	(271)	(240)
Proceeds from sale of other investments	76	451	307
(Increase)/decrease in loans	(1,925)	(2,971)	(2,869)
Proceeds from sale of loans	0	0	0
Capital expenditures for premises and equipment and other intangible assets	(15)	(12)	(9)
Proceeds from sale of premises and equipment and other intangible assets	0	0	0
Other, net	(21)	33	61
Net cash provided by/(used in) investing activities of continuing operations	1,475	(3,164)	(1,073)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	2,902	1,825	695
Increase/(decrease) in short-term borrowings	3,803	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0
Issuances of long-term debt	1,178	574	1,679
Repayments of long-term debt	(322)	(47)	(1,574)
Issuances of common shares	0	0	(1,590)
Sale of treasury shares	7,988	10,688	22,628
Repurchase of treasury shares	(8,364)	(10,977)	(23,120)
Dividends paid/capital repayments	(31)	93	3,167
Excess tax benefits on share based awards	(42)		7
Other, net	(6,389)	(346)	1,502
Net cash provided by/(used in) financing activities of continuing operations	723	1,810	3,394
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(124)	(508)	312
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations		0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	1,032	(766)	367
Cash and due from banks at beginning of period	(664)	102	(265)
Cash and due from banks at end of period	368	(664)	102